Expense Example - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Emerging Markets Fund - Class M
Expense Example:
1 year	$ 498
3 years	810
5 years	1,145
10 years	2,088
Fidelity Advisor Emerging Markets Fund - Class Z
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Emerging Markets Fund - Class A
Expense Example:
1 year	691
3 years	937
5 years	1,202
10 years	1,957
Fidelity Advisor Emerging Markets Fund - Class C
Expense Example:
1 year	303
3 years	627
5 years	1,078
10 years	2,123
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096